Financial and Other Assets - Schedule of Financial and Other Assets (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [abstract]
Long-term receivables and deposits	CAD 209	CAD 249
Available-for-sale marketable equity and debt securities carried at fair value	156	163
Debt prepayment options (Note 28(c))	108	139
Derivative assets	12	1
Pension plans in a net asset position (Note 21(a))	339	283
Long-term portion of inventories (Note 11)	108	87
Intangibles	76	74
Other	43	38
Financial and other assets	CAD 1,051	CAD 1,034